UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6397

Fidelity California Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® California Municipal Money Market Fund

November 30, 2017

CFS-QTLY-0118
1.810684.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 34.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.13% 12/7/17, VRDN (a)(b)	$6,661	$6,661
West Jefferson Indl. Dev. Series 2008, 1.08% 12/7/17, VRDN (a)	4,800	4,800
		11,461
Arkansas - 0.4%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.13% 12/7/17, VRDN (a)(b)	2,100	2,100
Series 2002, 1.14% 12/7/17, VRDN (a)(b)	1,500	1,500
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.1% 12/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	7,100	7,100
		10,700
California - 32.7%
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 1.01% 12/7/17, LOC BNP Paribas SA, VRDN (a)(b)	3,900	3,900
California Gen. Oblig. Series 2003 B1, 0.99% 12/7/17, LOC Bank of America NA, VRDN (a)	4,750	4,750
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.):
Series 2001 G:
1% 12/7/17, LOC Citibank NA, VRDN (a)(b)	2,275	2,275
1% 12/7/17, LOC Citibank NA, VRDN (a)(b)	1,650	1,650
Series 2005 D, 1% 12/7/17, LOC Citibank NA, VRDN (a)(b)	2,955	2,955
Series 2000 N, 1% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	4,935	4,935
Series 2005 A, 0.99% 12/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	14,050	14,050
Series 2005 B, 1% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	24,730	24,730
Series 2006 C, 1% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	42,525	42,525
Series 2008 C, 1.04% 12/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,625	5,625
California Infrastructure & Econ. Dev. Bank Rev. (Betts Spring Co. Proj.) Series 2008, 1.07% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	6,495	6,495
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.97% 12/1/17, LOC Canadian Imperial Bank of Commerce, VRDN (a)(b)	1,900	1,900
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 1.15% 12/7/17, LOC Comerica Bank, VRDN (a)(b)	2,320	2,320
(Var-Waste Connections, Inc. Proj.) Series 2007, 1.05% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	10,100	10,100
Series 2012 A, 1.12% 12/7/17, LOC MUFG Union Bank NA, VRDN (a)(b)	2,335	2,335
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 1.19% 12/7/17, LOC Bank of America NA, VRDN (a)(b)	800	800
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Irvine Apt. Cmntys. LP Proj.) Series 2001 W2, 0.95% 12/1/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	12,400	12,400
(Maple Square Apt. Proj.) Series AA, 1.03% 12/7/17, LOC Citibank NA, VRDN (a)(b)	5,155	5,155
(Terraces at Park Marino Proj.) Series I, 1.06% 12/7/17, LOC Bank of The West San Francisco, VRDN (a)(b)	4,470	4,470
(The Crossings at Elk Grove Apts.) Series H, 1.02% 12/7/17, LOC Citibank NA, VRDN (a)(b)	6,830	6,830
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1% 12/7/17, LOC MUFG Union Bank NA, VRDN (a)(b)	9,100	9,100
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 1.03% 12/7/17, LOC Citibank NA, VRDN (a)(b)	2,400	2,400
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 1.08% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,160	1,160
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 1.03% 12/7/17, LOC Citibank NA, VRDN (a)(b)	5,971	5,971
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 1.01% 12/7/17, LOC Bank of America NA, VRDN (a)	24,845	24,845
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Delta Village Apts. Proj.) Series A, 1.06% 12/7/17, LOC Citibank NA, VRDN (a)(b)	5,700	5,700
San Francisco City & County Multi-family Hsg. Rev. (8th & Howard Family Apts. Proj.) Series 2000 B, 1.03% 12/7/17, LOC Citibank NA, VRDN (a)(b)	3,405	3,405
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 1.1% 12/7/17, LOC Citibank NA, VRDN (a)(b)	1,050	1,050
(Mission Creek Cmnty. Proj.) Series B, 1.03% 12/7/17, LOC Citibank NA, VRDN (a)(b)	5,060	5,060
(Ocean Beach Apts. Proj.) Series B, 1% 12/7/17, LOC Citibank NA, VRDN (a)(b)	1,144	1,144
San Jose Multi-family Hsg. Rev.:
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 1.06% 12/7/17, LOC Citibank NA, VRDN (a)(b)	5,850	5,850
(El Paseo Apts. Proj.) Series 2002 B, 1.06% 12/7/17, LOC Citibank NA, VRDN (a)(b)	4,045	4,045
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 1.05% 12/7/17, LOC MUFG Union Bank NA, VRDN (a)(b)	9,985	9,985
FHLMC:
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 1.03% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Northwood Apts. Proj.) Series N, 1.03% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	4,600	4,600
(Vizcaya Apts. Proj.) Series B, 1.02% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	20,505	20,505
California Statewide Cmntys. Dev. Auth. Rev. (Oakmont Stockton Proj.) Series 1997 C, 1.02% 12/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	5,960	5,960
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Grand Promenade Proj.) 0.98% 12/7/17, LOC Freddie Mac, VRDN (a)	15,700	15,700
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 1.03% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	67,700	67,700
Orange County Apt. Dev. Rev. (Park Place Apts. Proj.) Series 1989 A, 1.02% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	15,400	15,400
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, 1.02% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	37,500	37,500
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 1.02% 12/1/17, LOC Freddie Mac, VRDN (a)(b)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Trestles Apts. Proj.) Series 2004 A, 1.01% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 1.03% 12/7/17, LOC Freddie Mac, VRDN (a)(b)	15,090	15,090
FNMA:
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. ( Terrazza Apts. Proj.) Series 2002 A, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	16,880	16,880
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Canyon Creek Apts. Proj.) Series 1995 C, 0.99% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	38,800	38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	6,035	6,035
(River Run Sr. Apts. Proj.) Series LL, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	13,505	13,505
(Salvation Army S.F. Proj.) 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	14,905	14,905
(The Belmont Proj.) Series 2005 F, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	19,890	19,890
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	25,500	25,500
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	11,300	11,300
(Vista Del Monte Proj.) Series QQ, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	11,950	11,950
(Wilshire Court Proj.):
Series AAA, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	3,100	3,100
Series M, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	20,290	20,290
Series 2003 DD, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	14,600	14,600
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 1.01% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	23,500	23,500
(Wood Canyon Villas Proj.) Series 2001 E, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	13,750	13,750
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	26,490	26,490
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. (California Place Apts. Proj.) Series B, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	3,755	3,755
Sacramento Hsg. Auth. Multi-family Rev. (Valencia Point Apts. Proj.) Series 2006 I, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	4,900	4,900
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Bay Vista Apts. Proj.) Series A, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	14,500	14,500
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	24,615	24,615
(Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(Kennedy Apt. Homes Proj.) Series 2002 K, 1.03% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	7,875	7,875
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	21,140	21,140
(Shaffer Road Apts. Proj.) Series A, 1.02% 12/7/17, LOC Fannie Mae, VRDN (a)(b)	29,925	29,925
		895,500
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.07% 12/7/17, VRDN (a)	1,200	1,200
Georgia - 0.1%
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 1.01% 12/1/17, VRDN (a)(b)	1,730	1,730
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.13% 12/7/17, VRDN (a)(b)	200	200
Series 2003 B, 1.14% 12/7/17, VRDN (a)(b)	4,620	4,620
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.11% 12/7/17, VRDN (a)	1,900	1,900
Series I, 1.11% 12/7/17, VRDN (a)	900	900
		7,620
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.14% 12/7/17, VRDN (a)(b)	1,000	1,000
Texas - 0.2%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.13% 12/7/17, VRDN (a)(b)	3,450	3,450
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.04% 12/7/17 (Total SA Guaranteed), VRDN (a)(b)	1,300	1,300
		4,750
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 12/7/17, VRDN (a)(b)	6,100	6,100
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.25% 12/7/17, VRDN (a)(b)	6,800	6,800
		12,900
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $946,861)		946,861

Tender Option Bond - 32.6%
California - 31.8%
Academy of Motion Picture Arts Participating VRDN Series 2017, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,300	5,300
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 0.99% 12/7/17 (Liquidity Facility Bank of America NA) (a)(c)	6,125	6,125
Series 17 XX 1045, 0.98% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,435	8,435
Series XF 10 44, 1.02% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	11,950	11,950
Burbank Unified School District Participating VRDN Series Floaters XF 22 92, 0.99% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,320	4,320
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM 0146, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,010	12,010
Series 16 XM0194, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,965	5,965
Series Floaters XF 22 71, 1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,800	5,800
Series Floaters XF 23 77, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,575	12,575
Series MS 3346, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,330	9,330
Series XF 24 00, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,790	2,790
California Gen. Oblig. Participating VRDN:
Series 15 XF2161, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,035	7,035
Series 15 XF2171, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	11,240	11,240
Series 16 ZM0201, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,120	5,120
Series Floaters XF 23 72, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,300	3,300
Series Floaters YX 10 30, 0.99% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,820	6,820
California Health Facilities Fing. Auth. Participating VRDN:
Series 16 XG 00 49, 0.99% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	8,375	8,375
Series Floaters 013, 1.13% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	14,445	14,445
Series Floaters XG 01 20, 0.99% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	12,200	12,200
Series Floaters XG 01 25, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	13,700	13,700
Series Floaters XL 00 45, 1% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,600	1,600
Series Floaters YX 10 33, 0.99% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,500	4,500
Series Floaters ZM 05 43, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600	2,600
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0120, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,120	8,120
Series 15 XF2119, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,995	7,995
Series 2015 ZF0213, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series Floaters XG 01 04, 0.98% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	13,867	13,867
Series Floaters XM 03 01, 0.99% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,100	5,100
Series MS 3239, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	22,800	22,800
Series MS 3267, 1% 12/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	27,375	27,375
Series MS 3301, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,330	7,330
California St. Univ. Rev. Participating VRDN Series XM 0306, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,600	7,600
California State Univ. Rev. Participating VRDN Series 16 ZM0199, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters 02 144A, 1.04% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	23,910	23,910
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,530	4,530
1.09% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	13,550	13,550
Series XF 23 59, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,925	5,925
Chaffey Unified High School District Participating VRDN Series Floaters XF 05 48, 1% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,400	3,400
Culver City Calif Unified School District Bonds Series Solar 17 10, SIFMA Municipal Swap Index + 0.030% 1%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	3,440	3,440
Dept. of Arpts. of the City of LA Participating VRDN Series YX 10 01, 1.02% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,690	4,690
Dept. of Wtr. and Pwr. of Los Angeles Participating VRDN Series XM 03 65, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.13% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)(f)	70,330	70,330
Dublin Unified School District Bonds Series Solar 0062, SIFMA Municipal Swap Index + 0.030% 1%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	7,315	7,315
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 0.99% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,800	6,800
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EGL1310, 1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	21,700	21,700
Series MS 3250, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Eastern Muni. Wtr. District Fing. W Participating VRDN:
Series Floaters XG 01 24, 0.97% 12/7/17 (Liquidity Facility Bank of America NA) (a)(c)	2,100	2,100
Series Floaters ZM 05 10, 0.99% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,800	1,800
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,375	3,375
Elk Grove Unified School District:
Bonds Series Solar 17 0033, SIFMA Municipal Swap Index + 0.150% 1%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	2,100	2,100
Participating VRDN Series Floaters XG 01 27, 0.98% 12/7/17 (Liquidity Facility Bank of America NA) (a)(c)	3,125	3,125
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,035	3,035
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)(f)	8,815	8,815
Participating VRDN:
Series 15 ZF2116, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Series MS 3268 X, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series MS 3288, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,400	8,400
Series ROC II R 14066, 1% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Garvey School District Participating VRDN Series Floaters XF 26 60, 1.17% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,900	2,900
Grossmont Healthcare District Participating VRDN Series MS 3253, 1% 12/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,375	14,375
Grossmont Union High School District Participating VRDN Series 16 ZF0317, 1.17% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 1% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,500	1,500
Huntington Beach City Bonds Series Solar 17 0029, SIFMA Municipal Swap Index + 0.030% 1%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	2,100	2,100
Long Beach Unified School District Participating VRDN Series 2017, 0.99% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,360	7,360
Los Angeles Cmnty. College District Participating VRDN:
Series 16 ZF0315, 1.02% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,425	7,425
Series 16 ZF0327, 1.02% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,885	5,885
Series MS 3096, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,100	11,100
Series ROC II R 11773, 0.99% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	19,575	19,575
0.99% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,800	2,800
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 1.07% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,645	3,645
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 16 XL0005, 0.99% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,300	2,300
Series Floaters ZF 05 81, 1.02% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,360	2,360
Series ROC II R 11842, 0.99% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,750	6,750
Series ZM 04 73, 1.02% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,605	2,605
Series ZM 04 87, 1.02% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,470	1,470
1.03% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,645	7,645
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 16 XF 04 87, 1% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series Floaters XM 03 79, 0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,665	3,665
Series MS 3289, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,335	7,335
Series MS 3345, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	16,060	16,060
Series Putters 0039, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Series XG 0110, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,100	4,100
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 0018, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series Floaters XG 01 21, 0.98% 12/7/17 (Liquidity Facility Bank of America NA) (a)(c)	2,100	2,100
Series MS 3397, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,770	9,770
Series MS 3403, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,975	8,975
Los Angeles Hbr. Dept. Rev.:
Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)(f)	5,400	5,400
Participating VRDN Series 15 ZF0158, 1.05% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,280	5,280
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 15 ZF0243, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,430	5,430
Series ROC II R 14059, 0.99% 12/7/17 (Liquidity Facility Citibank NA)(a)(c)	6,000	6,000
Lucia Mar Unified School District Participating VRDN Series 2017, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,700	4,700
Lucile Salter Packrd Chil Hosp. Participating VRDN Series Floaters XG 01 48, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,155	4,155
Morgan Hill Unified School District Participating VRDN Series Floaters XL 00 53, 1% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,010	3,010
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)(f)	370	370
Oakland Gen. Oblig. Bonds Series Solar 0046, SIFMA Municipal Swap Index + 0.030% 1%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	1,600	1,600
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 1% 12/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	9,765	9,765
Sacramento Area Flood Cont. Agcy. Participating VRDN:
Series Floaters XM 04 55, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,900	3,900
Series Floaters YX 10 37, 0.98% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,540	3,540
San Diego Cmnty. College District:
Bonds Series WF11 87C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 3/29/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)(f)	9,910	9,910
Participating VRDN Series XM 0149, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,300	2,300
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN 1.07% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,875	1,875
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,565	5,565
San Diego Unified School District Participating VRDN Series MS 3330, 1% 12/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	5,940	5,940
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series 2015 XF 1033, 1.02% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	10,340	10,340
Series XF 10 32, 1.02% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,921	5,921
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN Series 15 XF2169, 0.99% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
South San Francisco Calif District Participating VRDN Series 2016, SIFMA Municipal Swap Index + 0.030% 0.96% 12/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	5,100	5,100
Sunnyvale School District Participating VRDN Series 2016 18, SIFMA Municipal Swap Index + 0.030% 0.96% 12/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	7,915	7,915
Sweetwater Union High School District Participating VRDN Series Floaters XF 24 62, 1.07% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,530	2,530
The Regents of the Univ. of California Participating VRDN:
Series XM 03 46, 1% 12/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	7,500	7,500
Series XM 03 47, 1% 12/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,750	3,750
Series XM 03 58, 0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series XM 03 66, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,925	8,925
The Regents of the Univ. of California Gen. Rev. Participating VRDN Series Floaters XM 03 90, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Univ. of California Revs. Participating VRDN:
Series 16 XL0001, 0.98% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,250	10,250
Series Floaters XM 04 34, 0.98% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series MS 3066, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)(a)(c)	8,021	8,021
Series MS 3396, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,830	7,830
Wells Fargo Stage Trs Var States Bonds Series 86C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 3/15/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(e)(f)	12,980	12,980
		871,714
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.12% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,550	1,550
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,600	5,600
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,700	2,700
Montana - 0.2%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,800	4,800
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.04% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,100	2,100
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.14% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,400	1,400
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,880	1,880
TOTAL TENDER OPTION BOND
(Cost $891,744)		891,744

Other Municipal Security - 29.7%
California - 28.0%
California Gen. Oblig.:
Series 11A2, 0.86% 12/5/17, LOC Royal Bank of Canada, CP	13,800	13,800
Series 2017 A-2, 0.94% 12/7/17, LOC Royal Bank of Canada, CP	23,100	23,100
Series A, 0.94% 12/19/17, LOC Wells Fargo Bank NA, CP	21,900	21,900
Series A1:
0.94% 12/5/17, LOC Wells Fargo Bank NA, CP	9,000	9,000
0.95% 1/8/18, LOC Wells Fargo Bank NA, CP	9,900	9,900
Series A3:
0.87% 12/6/17, LOC MUFG Union Bank NA, CP	12,500	12,500
0.95% 12/5/17, LOC MUFG Union Bank NA, CP	22,400	22,400
Series A7, 1.01% 2/12/18, LOC Mizuho Corporate Bank Ltd., CP	19,055	19,055
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.22%, tender 6/28/18 (a)(e)	51,900	51,900
California Pub. Works Board Lease Rev. Bonds:
(California Gen. Proj.) Series 2015 F, 5% 5/1/18	6,200	6,301
Series 2016 D, 3% 4/1/18	2,700	2,717
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.07%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	163,890	163,889
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.07%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	118,800	118,800
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
0.94% 12/5/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,530	6,530
1.01% 2/2/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	7,700	7,700
Series A2:
0.94% 12/4/17 (Liquidity Facility Bank of America NA), CP	7,400	7,400
0.95% 12/6/17 (Liquidity Facility Bank of America NA), CP	6,500	6,500
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series B:
0.86% 12/5/17, LOC U.S. Bank NA, Cincinnati, CP	7,100	7,100
0.86% 12/6/17, LOC U.S. Bank NA, Cincinnati, CP	15,700	15,700
0.95% 12/7/17, LOC U.S. Bank NA, Cincinnati, CP	3,300	3,300
Los Angeles County Gen. Oblig. TRAN Series 2017, 5% 6/29/18	25,200	25,763
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series ATE:
0.95% 12/7/17, LOC Citibank NA, CP	9,800	9,800
0.95% 1/18/18, LOC Citibank NA, CP	2,400	2,400
1.02% 2/7/18, LOC Citibank NA, CP	5,167	5,167
Los Angeles Dept. Arpt. Rev. Series B3:
0.92% 1/11/18, LOC Wells Fargo Bank NA, CP (b)	3,081	3,081
1.05% 3/8/18, LOC Wells Fargo Bank NA, CP (b)	7,317	7,317
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2017:
0.87% 1/4/18 (Liquidity Facility Royal Bank of Canada), CP	14,400	14,400
0.95% 12/4/17 (Liquidity Facility Royal Bank of Canada), CP	7,000	7,000
0.99% 1/23/18 (Liquidity Facility Royal Bank of Canada), CP	30,300	30,300
Los Angeles Gen. Oblig. TRAN Series 2017 A, 5% 6/28/18	13,600	13,895
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 09A2, 0.89% 1/11/18, LOC Bank of America NA, CP	4,100	4,100
Series 11A3:
0.96% 12/14/17, LOC Bank of The West San Francisco, CP	7,200	7,200
0.97% 12/4/17, LOC Bank of The West San Francisco, CP	11,800	11,800
1.06% 1/3/18, LOC Bank of The West San Francisco, CP	2,900	2,900
Series 13A4:
0.89% 1/11/18, LOC U.S. Bank NA, Cincinnati, CP	10,000	10,000
0.94% 12/11/17, LOC U.S. Bank NA, Cincinnati, CP	3,000	3,000
1% 2/1/18, LOC U.S. Bank NA, Cincinnati, CP	4,900	4,900
Series A1, 0.86% 12/7/17, LOC Wells Fargo Bank NA, CP	6,000	6,000
Port of Oakland Port Rev. Series A, 0.96% 12/7/17, LOC Bank of America NA, CP (b)	5,945	5,945
Sacramento Muni. Util. District Elec. Rev. Series L1:
0.87% 12/5/17, LOC Barclays Bank PLC, CP	16,900	16,900
1.01% 2/1/18, LOC Barclays Bank PLC, CP	3,000	3,000
San Diego Unified School District:
Bonds:
Series 2012 H-2, 4% 7/1/18	4,800	4,878
Series 2017, 3% 7/1/18 (g)	3,290	3,323
TRAN Series A, 3% 6/30/18	5,800	5,860
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Bonds Series 2015 A, 4% 7/1/18	1,000	1,016
San Francisco City & Cnt Series A1, 0.95% 12/6/17, LOC Bank of America NA, CP	3,300	3,300
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series B4, 0.89% 12/7/17, LOC Wells Fargo Bank NA, CP	6,400	6,400
San Francisco City & County Gen. Oblig. Series 3, 0.85% 12/4/17, LOC State Street Bank & Trust Co., Boston, CP	8,986	8,986
Turlock Irrigation District Series A, 0.94% 12/12/17, LOC Bank of America NA, CP	8,100	8,100
		766,223
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.07%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	14,125	14,125
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.16% tender 1/10/18, CP mode	1,700	1,700
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.05% tender 1/3/18, CP mode	5,900	5,900
Series 1993 A, 1.03% tender 12/1/17, CP mode	2,100	2,100
Series 93 B, 1.05% tender 12/4/17, CP mode	4,000	4,000
Series 93B, 1.15% tender 12/19/17, CP mode	2,200	2,200
		14,200
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.08% tender 12/1/17, CP mode (b)	2,500	2,500
Series A1, 1.17% tender 12/6/17, CP mode (b)	6,200	6,200
		8,700
Virginia - 0.2%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.15% tender 12/1/17, CP mode (b)	3,700	3,700
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.1% tender 12/1/17, CP mode (b)	3,000	3,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $811,648)		811,648
	Shares (000s)	Value (000s)

Investment Company - 3.4%
Fidelity Municipal Cash Central Fund, 1.01% (h)(i)
(Cost $94,414)	94,408	94,414
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,744,667)		2,744,667
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(7,170)
NET ASSETS - 100%		$2,737,497

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,725,000 or 1.0% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $107,805,000 or 3.9% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.13% 1/11/18 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 10/26/17	$70,330
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$8,815
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$5,400
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA)	7/31/17	$370
San Diego Cmnty. College District Bonds Series WF11 87C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 3/29/18 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$9,910
Wells Fargo Stage Trs Var States Bonds Series 86C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 3/15/18 (Liquidity Facility Wells Fargo Bank NA)	9/15/16	$12,980

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$921
Total	$921

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® California AMT Tax-Free Money Market Fund

November 30, 2017

SCM-QTLY-0118
1.810689.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 25.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.08% 12/7/17, VRDN (a)	$1,500	$1,500
West Jefferson Indl. Dev. Series 2008, 1.08% 12/7/17, VRDN (a)	2,600	2,600
		4,100
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.06% 12/7/17, VRDN (a)	1,150	1,150
California - 24.9%
California Gen. Oblig. Series 2003 B1, 0.99% 12/7/17, LOC Bank of America NA, VRDN (a)	2,035	2,035
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.):
Series 2004 K, 0.96% 12/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	26,000	26,000
Series 2005 H, 0.96% 12/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	46,580	46,580
Series 2005 I, 0.96% 12/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	50,500	50,500
Series 2009 H, 0.91% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)	12,000	12,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.96% 12/7/17, LOC Bank of America NA, VRDN (a)	96,950	96,950
California Statewide Cmntys. Dev. Auth. Rev. (Motion Picture & Television Fund Proj.) Series 2001 A, 1.01% 12/7/17, LOC Northern Trust Co., VRDN (a)	18,000	18,000
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.94% 12/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,170	6,170
Irvine Unified School District Cmnty. Facilities District Series 2014 B, 0.94% 12/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,820	6,820
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.96% 12/7/17, LOC Bank of America NA, VRDN (a)	52,775	52,775
Otay Wtr. District Ctfs. of Prtn. (1996 Cap. Projs.) 0.96% 12/7/17, LOC MUFG Union Bank NA, VRDN (a)	3,400	3,400
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.95% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)	34,050	34,050
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.96% 12/7/17, LOC Bank of America NA, VRDN (a)	18,670	18,670
Riverside Elec. Rev. Series 2008 C, 0.94% 12/7/17, LOC Barclays Bank PLC, VRDN (a)(b)	16,150	16,150
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 1.01% 12/7/17, LOC Bank of America NA, VRDN (a)	7,100	7,100
San Francisco City & County Multi-family Hsg. Rev.:
Series 2017 B1, 0.94% 12/7/17, LOC Bank of America NA, VRDN (a)	9,200	9,200
Series 2017 B2, 0.94% 12/7/17, LOC Bank of America NA, VRDN (a)	20,790	20,790
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.97% 12/7/17, LOC Bank of America NA, VRDN (a)	4,410	4,410
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.) Series 2008 B, 0.97% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)	1,200	1,200
FHLMC:
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.98% 12/7/17, LOC Freddie Mac, VRDN (a)	25,400	25,400
(Promenade Towers Proj.) Series 2000, 0.98% 12/7/17, LOC Freddie Mac, VRDN (a)	18,785	18,785
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.99% 12/1/17, LOC Freddie Mac, VRDN (a)	11,900	11,900
FNMA:
Kings County Hsg. Auth. Multi-family Hsg. Rev. (Edgewater Isle Apts. Proj.) Series 2001 A, 0.95% 12/7/17, LOC Fannie Mae, VRDN (a)	1,025	1,025
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. Series 2001 A, 0.95% 12/7/17, LOC Fannie Mae, VRDN (a)	5,735	5,735
		495,645
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.07% 12/7/17, VRDN (a)	600	600
Series 1999 A, 1.04% 12/7/17, VRDN (a)	800	800
		1,400
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.11% 12/7/17, VRDN (a)	1,700	1,700
Series I, 1.11% 12/7/17, VRDN (a)	300	300
		2,000
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.08% 12/7/17, VRDN (a)	5,550	5,550
Series 2010 B1, 1.06% 12/7/17, VRDN (a)	5,850	5,850
		11,400
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.08% 12/7/17, VRDN (a)	300	300
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $515,995)		515,995

Tender Option Bond - 37.8%
California - 37.2%
Academy of Motion Picture Arts Participating VRDN Series 2017, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,080	2,080
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 0.99% 12/7/17 (Liquidity Facility Bank of America NA) (a)(c)	900	900
Series 17 XX 1045, 0.98% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,900	4,900
Series 2017, 0.98% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,565	7,565
Series Floaters XM 05 28, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,650	5,650
Series II R 11901, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,435	6,435
Series XF 10 44, 1.02% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,500	3,500
Burbank Unified School District Participating VRDN Series Floaters XF 22 92, 0.99% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,200	1,200
Cabrillo Unified School District Participating VRDN Series 2017 XF 2434, 0.99% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,760	5,760
California Dept. of Wtr. Resources Participating VRDN Series MS 3276, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM 0146, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,320	1,320
Series 16 XM0194, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	700	700
Series Floaters XF 05 58, 0.99% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,330	7,330
Series Floaters XF 22 71, 1.01% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,100	4,100
Series Floaters XF 23 77, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,240	6,240
Series MS 3144, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,977	1,977
Series XF 24 00, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	800	800
California Gen. Oblig. Participating VRDN:
Floater Series XF 05 80, 0.99% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,375	3,375
Series 2017 XF 2414, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Series 2017 XG 0115, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,300	5,300
Series DB XF 1041, 0.99% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	8,700	8,700
Series Floaters XF 05 79, 0.99% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	6,600	6,600
Series Floaters XF 23 72, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	900	900
Series Floaters XM 05 50, 0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,555	5,555
Series Floaters XX 10 57, 0.98% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,335	3,335
California Health Facilities Fing. Auth. Participating VRDN:
Series 16 XG 00 49, 0.99% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	19,600	19,600
Series 16 XXF0440, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,100	3,100
Series 16 ZF0426, 0.98% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	8,070	8,070
Series 2017 XF 2048, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,700	4,700
Series 2017 XF 2417, 0.98% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	15,375	15,375
Series 2017, 0.98% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	15,030	15,030
Series Floaters 013, 1.13% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,145	8,145
Series Floaters XF 05 23, 0.99% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,625	5,625
Series Floaters XF 24 67, 0.99% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,000	10,000
Series Floaters XF 24 71, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Series Floaters XF 25 06, 0.98% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series Floaters XG 01 20, 0.99% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,900	4,900
Series Floaters XG 01 25, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,755	6,755
Series Floaters XG 01 28, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,665	2,665
Series Floaters XG 01 41, 0.98% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,425	8,425
Series Floaters XG 01 44, 0.99% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	20,000	20,000
Series Floaters XL 00 45, 1% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	620	620
Series Floaters YX 10 33, 0.99% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,155	1,155
Series Floaters ZM 05 02, 0.99% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series Floaters ZM 05 43, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,400	1,400
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0120, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,200	9,200
Series 15 XF0131, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,235	15,235
Series 16 ZF0212, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,935	2,935
Series Floaters XF 00 61, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	640	640
Series Floaters XG 01 04, 0.98% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,134	2,134
Series Floaters XM 03 01, 0.99% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,900	2,900
Series MS 3239, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,200	2,200
Series MS 3267, 1% 12/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	6,000	6,000
Series MS 3389, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Series TD 0036, 0.98% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,105	7,105
California St. Univ. Rev. Participating VRDN Series XM 0306, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	975	975
California State Univ. Rev. Participating VRDN:
Series 16 ZM0204, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,125	6,125
Series Floaters XF 05 54, 0.98% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,760	5,760
Series Floaters XF 24 41, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800	1,800
1.09% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,200	5,200
Series ROC II R 14001, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,375	2,375
Series XF 23 59, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	825	825
Chaffey Unified High School District Participating VRDN Series Floaters XF 05 48, 1% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,600	1,600
Culver City Calif Unified School District Bonds Series Solar 17 10, SIFMA Municipal Swap Index + 0.030% 1%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	995	995
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.13% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	35,535	35,535
Dublin Unified School District Bonds Series Solar 0062, SIFMA Municipal Swap Index + 0.030% 1%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,200	5,200
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 0.99% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,200	2,200
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series 2015 XF0190, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,835	1,835
Eastern Muni. Wtr. District Fing. W Participating VRDN:
Series Floaters XF 24 48, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,400	2,400
Series Floaters XM 05 07, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,500	2,500
Series Floaters ZM 05 10, 0.99% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	700	700
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN:
Series 15 XF0072, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,585	1,585
Series ROC II R 11766, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	11,370	11,370
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,200	1,200
Elk Grove Unified School District:
Bonds Series Solar 17 0033, SIFMA Municipal Swap Index + 0.150% 1%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	955	955
Participating VRDN Series Floaters XG 01 27, 0.98% 12/7/17 (Liquidity Facility Bank of America NA) (a)(c)	1,500	1,500
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	900	900
Participating VRDN Series MS 3288, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,725	1,725
Garvey School District Participating VRDN Series Floaters XF 26 60, 1.17% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,370	1,370
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 1% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,000	1,000
Hayward Calif Area Receivables & Pk Di Participating VRDN Series Floaters XF 24 68, 0.99% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Huntington Beach City Bonds Series Solar 17 0029, SIFMA Municipal Swap Index + 0.030% 1%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,000	1,000
Long Beach Unified School District Participating VRDN:
Series 2017, 0.99% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	16,505	16,505
Series Floaters XF 05 60, 0.98% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,085	4,085
Series Floaters XF 24 58, 0.99% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500	2,500
Los Angeles Cmnty. College District Participating VRDN:
Series 16 XG0045, 0.98% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,790	7,790
Series MS 3096, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,250	2,250
Series ROC II R 11773, 0.99% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,800	1,800
0.99% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,300	4,300
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 1.07% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,100	1,100
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 16 XL0005, 0.99% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,105	3,105
Series Floaters XM 04 27, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 16 XM 02 47, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Series 16 XM 02 53, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Series EGL 17 0007, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	12,700	12,700
Series Floaters XF 05 56, 0.98% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000	4,000
Series Floaters XF 05 70, 0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,300	3,300
Series Floaters XM 03 79, 0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,670	3,670
Series Floaters XM 05 33, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,225	2,225
Series MS 3345, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,175	3,175
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 15 XF2168, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,710	5,710
Series Floaters XG 01 21, 0.98% 12/7/17 (Liquidity Facility Bank of America NA) (a)(c)	900	900
Series Floaters ZM 04 68, 0.99% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,415	7,415
Series MS 3397, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,200	1,200
Series ROC 14087, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,200	6,200
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 16 ZF0313, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,935	4,935
Series 2015 ZF 0242, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,100	2,100
Lucia Mar Unified School District Participating VRDN Series 2017, 1% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,700	1,700
Lucile Salter Packrd Chil Hosp. Participating VRDN Series Floaters XG 01 48, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,400	2,400
Marin Pub. Fing. Auth. Rev. Sausalito-Marin San. District Participating VRDN Series 2017 XF 2436, 0.99% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,315	4,315
Morgan Hill Unified School District Participating VRDN Series Floaters XL 00 53, 1% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,100	2,100
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	745	745
Oakland Gen. Oblig. Bonds Series Solar 0046, SIFMA Municipal Swap Index + 0.030% 1%, tender 12/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	900	900
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series Floaters 16 XG0022, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	10,125	10,125
Palmdale Calif School District Participating VRDN Series Floaters XF 24 43, 0.99% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,125	7,125
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN:
Series 16 ZF0342, 1% 12/7/17 (Liquidity Facility Bank of America NA) (a)(c)	2,160	2,160
Series Floaters XF 23 67, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
Sacramento Area Flood Cont. Agcy. Participating VRDN:
Series Floaters XM 04 55, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,100	1,100
Series Floaters YX 10 37, 0.98% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series Floaters ZM 04 57, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,330	6,330
Series Floaters ZM 04 58, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,845	10,845
San Diego Cmnty. College District Participating VRDN:
Series XM 0149, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,650	1,650
Series XM 02 90, 0.99% 12/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series 16 ZF0311, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,510	2,510
Series 16 ZF0441, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,315	6,315
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	19,700	19,700
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Floaters XF 24 49 0.98% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,500	2,500
Series floaters XX 10 51, 0.98% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,330	3,330
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.02% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,815	1,815
San Francisco City & County Gen. Oblig. Participating VRDN Series EGL 17 0008, 0.98% 12/7/17 (Liquidity Facility Citibank NA)(a)(c)	11,455	11,455
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,050	10,050
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 0.99% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,705	10,705
Solano Cmnty. Clge District Participating VRDN Series Floaters XF 24 59, 0.99% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,145	3,145
South San Francisco Calif District Participating VRDN Series 2016, SIFMA Municipal Swap Index + 0.030% 0.96% 12/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,265	1,265
Sunnyvale School District Participating VRDN Series 2016 18, SIFMA Municipal Swap Index + 0.030% 0.96% 12/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,195	2,195
Sweetwater Union High School District Participating VRDN Series Floaters XF 24 62, 1.07% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,200	1,200
The Regents of the Univ. of California Participating VRDN:
Series XM 03 58, 0.99% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000	3,000
Series XM 03 63, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,000	6,000
Trustees of the California State Univ. Participating VRDN Series ZM 00 90, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,580	3,580
Univ. of California Regts. Med. Ctr. Pooled Rev. Participating VRDN:
Series Floaters XX 10 23, 0.98% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,335	3,335
Series Floaters ZF 23 62, 0.98% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	16,320	16,320
Univ. of California Revs. Participating VRDN:
Series 15 ZF0177, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,810	3,810
Series 15 ZF0178, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series 16 ZF0427, 0.98% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,040	3,040
Series 2015 ZF0186, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series 2015 ZF0187, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,605	4,605
Series Floaters XF 05 24, 0.98% 12/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,475	3,475
Series Floaters XM 04 13, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,255	6,255
Series Floaters ZF 05 32, 0.98% 12/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000	10,000
Series MS 3066, 1% 12/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,300	2,300
		739,161
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.12% 12/7/17 (Liquidity Facility Citibank NA) (a)(c)	300	300
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,700	2,700
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.01% 12/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,000	6,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.14% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200	200
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,090	1,090
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.15% 1/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	500	500
		1,590
TOTAL TENDER OPTION BOND
(Cost $750,951)		750,951

Other Municipal Security - 24.6%
California - 23.5%
California Gen. Oblig.:
Series 11A2, 0.86% 12/5/17, LOC Royal Bank of Canada, CP	8,200	8,200
Series 2017 A-2, 0.94% 12/7/17, LOC Royal Bank of Canada, CP	13,810	13,810
Series A, 0.94% 12/19/17, LOC Wells Fargo Bank NA, CP	13,100	13,100
Series A1:
0.94% 12/4/17, LOC Wells Fargo Bank NA, CP	16,020	16,020
0.94% 12/5/17, LOC Wells Fargo Bank NA, CP	6,000	6,000
0.95% 1/8/18, LOC Wells Fargo Bank NA, CP	6,600	6,600
Series A3:
0.87% 12/6/17, LOC MUFG Union Bank NA, CP	7,500	7,500
0.95% 12/5/17, LOC MUFG Union Bank NA, CP	15,600	15,600
Series A7, 1.01% 2/12/18, LOC Mizuho Corporate Bank Ltd., CP	13,600	13,600
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.22%, tender 6/28/18 (a)(d)	8,100	8,100
California Pub. Works Board Lease Rev. Bonds:
(California Gen. Proj.) Series 2015 G, 5% 5/1/18	4,065	4,131
Series 2016 D, 3% 4/1/18	1,905	1,917
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.07%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	20,510	20,510
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.07%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	13,415	13,415
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
0.94% 12/5/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,100	4,100
0.96% 1/4/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	10,630	10,630
0.98% 2/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	9,800	9,800
1.01% 2/2/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,300	5,300
Series A2:
0.94% 12/4/17 (Liquidity Facility Bank of America NA), CP	4,600	4,600
0.95% 12/6/17 (Liquidity Facility Bank of America NA), CP	4,500	4,500
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series B:
0.86% 12/5/17, LOC U.S. Bank NA, Cincinnati, CP	4,200	4,200
0.86% 12/6/17, LOC U.S. Bank NA, Cincinnati, CP	9,300	9,300
0.95% 12/7/17, LOC U.S. Bank NA, Cincinnati, CP	1,900	1,900
0.98% 1/3/18, LOC U.S. Bank NA, Cincinnati, CP	27,935	27,935
1% 2/5/18, LOC U.S. Bank NA, Cincinnati, CP	21,000	21,000
Los Angeles County Gen. Oblig. TRAN Series 2017, 5% 6/29/18	18,425	18,836
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series ATE:
0.95% 12/7/17, LOC Citibank NA, CP	6,866	6,866
0.95% 1/18/18, LOC Citibank NA, CP	1,500	1,500
1.02% 2/7/18, LOC Citibank NA, CP	3,500	3,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2017:
0.87% 1/4/18 (Liquidity Facility Royal Bank of Canada), CP	8,600	8,600
0.95% 12/4/17 (Liquidity Facility Royal Bank of Canada), CP	14,000	14,000
0.98% 2/5/18 (Liquidity Facility Royal Bank of Canada), CP	21,000	21,000
0.99% 1/23/18 (Liquidity Facility Royal Bank of Canada), CP	16,200	16,200
Los Angeles Gen. Oblig. TRAN Series 2017 A, 5% 6/28/18	8,200	8,378
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 09A2, 0.89% 1/11/18, LOC Bank of America NA, CP	2,400	2,400
Series 11A3:
0.96% 12/14/17, LOC Bank of The West San Francisco, CP	5,000	5,000
0.97% 12/4/17, LOC Bank of The West San Francisco, CP	8,200	8,200
1.06% 1/3/18, LOC Bank of The West San Francisco, CP	2,100	2,100
Series 13A4:
0.89% 1/11/18, LOC U.S. Bank NA, Cincinnati, CP	6,000	6,000
0.94% 12/11/17, LOC U.S. Bank NA, Cincinnati, CP	2,000	2,000
0.97% 1/10/18, LOC U.S. Bank NA, Cincinnati, CP	21,750	21,750
0.97% 1/11/18, LOC U.S. Bank NA, Cincinnati, CP	15,000	15,000
0.98% 1/10/18, LOC U.S. Bank NA, Cincinnati, CP	2,500	2,500
1% 2/1/18, LOC U.S. Bank NA, Cincinnati, CP	2,600	2,600
Series A1, 0.86% 12/7/17, LOC Wells Fargo Bank NA, CP	3,500	3,500
Sacramento Muni. Util. District Elec. Rev. Series L1, 0.87% 12/5/17, LOC Barclays Bank PLC, CP	10,100	10,100
San Diego Unified School District:
Bonds:
Series 2012 H-2, 4% 7/1/18	3,450	3,506
Series 2017, 3% 7/1/18 (f)	2,300	2,323
TRAN Series A, 3% 6/30/18	4,200	4,244
San Francisco City & Cnt Series A1, 0.95% 12/6/17, LOC Bank of America NA, CP	2,200	2,200
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series B4, 0.89% 12/7/17, LOC Wells Fargo Bank NA, CP	3,600	3,600
San Francisco City & County Gen. Oblig. Series 3, 0.85% 12/4/17, LOC State Street Bank & Trust Co., Boston, CP	5,300	5,300
San Jose Fin. Auth. Rev.:
Series 1, 0.98% 1/18/18, LOC State Street Bank & Trust Co., Boston, CP	4,905	4,905
Series 2, 0.98% 1/18/18, LOC U.S. Bank NA, Cincinnati, CP	4,904	4,904
Turlock Irrigation District Series A, 0.94% 12/12/17, LOC Bank of America NA, CP	4,800	4,800
		467,580
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.07%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,060	5,060
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.07%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,675	4,675
		9,735
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.16% tender 1/10/18, CP mode	1,200	1,200
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1.03% tender 12/1/17, CP mode	1,400	1,400
1.05% tender 1/3/18, CP mode	4,200	4,200
Series 93B, 1.15% tender 12/19/17, CP mode	1,600	1,600
		7,200
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.05% tender 12/4/17, CP mode	2,800	2,800
TOTAL OTHER MUNICIPAL SECURITY
(Cost $488,515)		488,515
	Shares (000s)	Value (000s)

Investment Company - 11.4%
Fidelity Tax-Free Cash Central Fund, 0.97% (g)
(Cost $226,461)	226,446	226,461
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,981,922)		1,981,922
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,524
NET ASSETS - 100%		$1,988,446

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,585,000 or 1.7% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,180,000 or 1.9% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.13% 1/11/18 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 10/26/17	$35,535
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$900
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.25%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA)	2/1/17 - 7/31/17	$745

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$1,238
Total	$1,238

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Variable Rate Demand Note	$515,995	$--	$515,995	$--
Tender Option Bond	750,951	--	750,951	--
Other Municipal Security	488,515	--	488,515	--
Investment Company	226,461	226,461	--	--
Total Investments in Securities:	$1,981,922	$226,461	$1,755,461	$--

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018